Employee Benefits (Summary of Expected Future Benefit Payments) (Details) $ in Millions	Oct. 31, 2025 CAD ($)
Principal Pension Plans [Member]
Disclosure of expected future benefit payments [Line Items]
2026	$ 435
2027	458
2028	484
2029	506
2030	527
2031-2035	2,918
Total	5,328
Principal post-retirement benefit plan [Member]
Disclosure of expected future benefit payments [Line Items]
2026	22
2027	23
2028	24
2029	24
2030	25
2031-2035	134
Total	252
Other pension plans [Member]
Disclosure of expected future benefit payments [Line Items]
2026	165
2027	167
2028	168
2029	169
2030	170
2031-2035	830
Total	$ 1,669